Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total assets	R$ 3,266,967	R$ 3,903,061
Financial assets at fair value through profit or loss	3,266,967	3,903,061
Derivative financial instruments	452,203	379,888
Marketable securities	2,300,655	2,449,682
Other financial assets	514,109	550,669
Total liabilities	168,711	224,275
Financial liabilities at fair value through profit or loss	168,711	224,275
Derivative financial instruments	168,711	224,275
Other derivatives		522,822
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	2,639,447	2,662,076
Financial assets at fair value through profit or loss	2,639,447	2,662,076
Derivative financial instruments
Marketable securities	2,300,655	2,449,682
Other financial assets	338,792	212,394
Total liabilities
Financial liabilities at fair value through profit or loss
Derivative financial instruments
Other derivatives
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	627,520	1,240,985
Financial assets at fair value through profit or loss	627,520	1,240,985
Derivative financial instruments	452,203	379,888
Marketable securities
Other financial assets	175,317	338,275
Total liabilities	168,711	224,275
Financial liabilities at fair value through profit or loss	168,711	224,275
Derivative financial instruments	R$ 168,711	224,275
Other derivatives		R$ 522,822